FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 38,181	$ 40,575	$ 9,190
Accretion (amortization)		(38)	1
Increase (decrease) fair value	45	44	(17)
Settlements	(2,313)	(2,400)	31,401
Ending balance	$ 35,857	$ 38,181	$ 40,575
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income